JPMorgan Municipal Money Market Fund Expense Example - Agency Shares [Member] - JPMorgan Municipal Money Market Fund - Agency	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	160
Expense Example, with Redemption, 10 Years	$ 365